Schedule of Investments
(unaudited)
July 31, 2023
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 5.0%
Ambev SA .................. 31,944 $ 100,046
B3 SA - Brasil Bolsa Balcao ....... 21,005 66,274
CCR SA .................... 20,415 57,289
Cogna Educacao SA
(a)
.......... 43,661 30,838
CPFL Energia SA .............. 10,723 81,521
Energisa SA ................. 3,653 38,757
Fleury SA ................... 3,748 12,769
Natura & Co. Holding SA
(a)
....... 3,266 12,570
Ultrapar Participacoes SA ........ 20,291 81,057
Ultrapar Participacoes SA, ADR .... 18,320 72,364
553,485
Chile — 0.2%
Enel Americas SA
(a)
............ 165,300 22,344
China — 32.6%
3SBio, Inc.
(b)(c)
................ 86,000 82,848
Alibaba Group Holding Ltd.
(a)
...... 31,192 398,615
Baidu, Inc., Class A
(a)
........... 3,478 67,998
BOE Technology Group Co. Ltd., Class
A ...................... 142,400 84,367
Bosideng International Holdings Ltd. . 158,000 72,434
BYD Co. Ltd., Class A ........... 2,166 82,677
BYD Co. Ltd., Class H .......... 1,500 53,427
China Aoyuan Group Ltd.
(a)(d)(e)
..... 42,000 2,844
China Construction Bank Corp., Class
H ...................... 224,000 130,560
China Life Insurance Co. Ltd., Class H 4,000 7,022
China Medical System Holdings Ltd. . 21,000 35,363
China Merchants Bank Co. Ltd., Class
H ...................... 20,500 101,941
China Resources Gas Group Ltd. ... 1,500 5,196
China Vanke Co. Ltd., Class H ..... 24,400 34,583
CMOC Group Ltd., Class H ....... 123,000 82,310
Dong-E-E-Jiao Co. Ltd., Class A .... 2,700 18,498
ENN Energy Holdings Ltd. ........ 1,200 14,586
Ganfeng Lithium Group Co. Ltd., Class
A ...................... 390 3,271
Ganfeng Lithium Group Co. Ltd., Class
H
(b)(c)
.................... 560 3,608
Geely Automobile Holdings Ltd. .... 69,000 100,687
Goldwind Science & Technology Co.
Ltd., Class A ............... 4,461 6,996
Goldwind Science & Technology Co.
Ltd., Class H ............... 110,800 76,036
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(b)(c)
............ 6,400 41,608
Huatai Securities Co. Ltd., Class H
(b)(c)
14,200 20,262
JD.com, Inc., Class A ........... 7,606 157,472
Kingdee International Software Group
Co. Ltd.
(a)
................. 48,000 84,195
Lenovo Group Ltd. ............. 86,000 99,002
Li Auto, Inc., Class A
(a)
.......... 1,300 27,907
LONGi Green Energy Technology Co.
Ltd., Class A ............... 7,460 31,257
Meituan, Class B
(a)(b)(c)
........... 5,710 109,005
NAURA Technology Group Co. Ltd.,
Class A .................. 300 11,933
NetEase, Inc. ................ 5,170 112,604
NIO, Inc., ADR
(a)
.............. 1,960 29,988
PetroChina Co. Ltd., Class H ...... 28,000 20,531
Pharmaron Beijing Co. Ltd., Class H
(b)(c)
7,800 20,426
Ping An Insurance Group Co. of China
Ltd., Class A ............... 7,800 57,627
Security
Shares
Shares Value
China (continued)
Ping An Insurance Group Co. of China
Ltd., Class H ............... 15,000 $ 109,301
Shanghai Pharmaceuticals Holding Co.
Ltd., Class A ............... 2,600 7,320
Shanghai Pharmaceuticals Holding Co.
Ltd., Class H ............... 38,400 69,697
Shanxi Xinghuacun Fen Wine Factory
Co. Ltd., Class A ............ 1,700 56,915
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 1,900 78,843
Shenzhen SC New Energy Technology
Corp., Class A .............. 2,900 38,075
Shimao Group Holdings Ltd.
(a)
..... 16,000 3,118
Sunny Optical Technology Group Co.
Ltd. ..................... 2,900 28,432
Tencent Holdings Ltd. ........... 11,200 514,765
Trip.com Group Ltd.
(a)
........... 1,053 43,008
Vipshop Holdings Ltd., ADR
(a)
...... 1,235 23,255
Weichai Power Co. Ltd., Class H ... 3,000 4,444
Wuliangye Yibin Co. Ltd., Class A ... 3,300 83,817
WuXi AppTec Co. Ltd., Class H
(b)(c)
.. 3,300 31,391
Xinyi Solar Holdings Ltd. ......... 8,000 8,687
Yadea Group Holdings Ltd.
(b)(c)
..... 6,000 13,654
Yum China Holdings, Inc. ........ 647 39,480
Zhejiang Jingsheng Mechanical &
Electrical Co. Ltd., Class A ..... 2,100 18,172
Zhongsheng Group Holdings Ltd. ... 20,500 72,026
ZTE Corp., Class A ............ 14,800 81,183
3,615,267
Greece — 0.7%
OPAP SA, Class R ............. 4,528 79,637
Hungary — 0.1%
MOL Hungarian Oil & Gas plc ..... 1,841 14,534
India — 12.4%
ABB India Ltd. ................ 130 7,205
Adani Enterprises Ltd. .......... 263 7,978
Adani Green Energy Ltd.
(a)
........ 406 5,397
Adani Ports & Special Economic Zone
Ltd. ..................... 814 7,702
APL Apollo Tubes Ltd. .......... 4,358 84,542
Asian Paints Ltd. .............. 2,478 101,791
Berger Paints India Ltd. ......... 9,780 81,225
Britannia Industries Ltd. ......... 1,412 82,307
Cummins India Ltd. ............ 2,660 63,723
Havells India Ltd. .............. 5,013 81,396
HDFC Bank Ltd. .............. 4,265 85,624
HDFC Bank Ltd., ADR .......... 1,163 79,410
ICICI Bank Ltd. ............... 3,225 39,305
Infosys Ltd. .................. 5,218 86,364
Infosys Ltd., ADR .............. 4,980 82,967
Jio Financial Services Ltd.
(a)
....... 2,930 8,117
Kotak Mahindra Bank Ltd. ........ 4,078 92,159
Marico Ltd. .................. 12,388 84,517
Nestle India Ltd. .............. 139 38,118
Reliance Industries Ltd. ......... 2,930 90,956
Siemens Ltd. ................. 1,534 74,337
Tata Consultancy Services Ltd. .... 2,103 87,609
1,372,749
Indonesia — 3.9%
Bank Central Asia Tbk. PT ........ 211,100 127,849
Bank Negara Indonesia Persero Tbk.
PT ..................... 138,200 81,359

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 321,300 $ 120,296
Kalbe Farma Tbk. PT ........... 217,100 27,574
Medco Energi Internasional Tbk. PT . 321,900 24,179
Perusahaan Gas Negara Tbk. PT ... 158,600 14,359
Unilever Indonesia Tbk. PT ....... 146,700 37,453
433,069
Malaysia — 2.0%
Axiata Group Bhd. ............. 63,100 37,371
CIMB Group Holdings Bhd. ....... 69,200 85,244
Petronas Dagangan Bhd. ........ 12,500 63,650
Public Bank Bhd. .............. 35,700 33,023
219,288
Mexico — 0.1%
Grupo Mexico SAB de CV ........ 2,552 13,276
Poland — 1.7%
Bank Polska Kasa Opieki SA ...... 3,231 95,405
Santander Bank Polska SA
(a)
...... 880 87,306
182,711
Qatar — 0.5%
Commercial Bank PSQC (The) ..... 2,766 4,748
Industries Qatar QSC ........... 2,125 7,777
Masraf Al Rayan QSC ........... 5,545 3,822
Qatar Islamic Bank SAQ ......... 1,752 10,174
Qatar National Bank QPSC ....... 6,851 31,941
58,462
Russia — 0.0%
(e)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC, GDR
(a)
......... 27 1
1
Saudi Arabia — 3.9%
Al Rajhi Bank ................ 1,635 32,500
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 347 26,732
Sahara International Petrochemical Co. 1,952 19,697
Saudi Arabian Oil Co.
(b)(c)
......... 12,841 110,969
Saudi Basic Industries Corp. ...... 4,521 103,325
Saudi National Bank (The) ........ 1,257 12,917
Saudi Telecom Co. ............. 1,396 15,785
Savola Group (The) ............ 7,338 82,713
Seera Group Holding
(a)
.......... 3,778 28,989
433,627
South Africa — 1.6%
Anglo American plc ............ 2,573 79,223
Bidvest Group Ltd. (The) ......... 426 6,610
Gold Fields Ltd. ............... 1,357 21,046
Kumba Iron Ore Ltd. ............ 2,698 74,009
180,888
South Korea — 9.6%
Amorepacific Group ............ 1,252 26,870
CJ CheilJedang Corp. ........... 50 10,976
CJ Logistics Corp. ............. 815 46,044
Coway Co. Ltd. ............... 341 10,958
Hyundai Motor Co. ............. 149 22,909
KB Financial Group, Inc. ......... 592 23,711
KB Financial Group, Inc., ADR ..... 1,678 67,405
LG Chem Ltd. ................ 32 16,279
Mirae Asset Securities Co. Ltd. ..... 3,214 17,472
Security
Shares
Shares Value
South Korea (continued)
NAVER Corp. ................ 490 $ 87,302
NCSoft Corp. ................ 210 45,559
POSCO Holdings, Inc. .......... 146 73,567
Samsung Electronics Co. Ltd. ..... 8,226 450,395
Samsung SDI Co. Ltd. .......... 37 19,314
SK Hynix, Inc. ................ 461 44,646
SK Innovation Co. Ltd.
(a)
......... 138 23,407
SK, Inc. .................... 653 78,271
1,065,085
Taiwan — 16.1%
Accton Technology Corp. ........ 1,000 12,200
Acer, Inc. ................... 71,000 79,288
ASE Technology Holding Co. Ltd. ... 24,000 87,842
Cathay Financial Holding Co. Ltd. ... 69,978 101,998
Chroma ATE, Inc. .............. 2,000 17,617
Compal Electronics, Inc. ......... 84,000 81,550
CTBC Financial Holding Co. Ltd.
(a)
.. 27,000 22,587
Delta Electronics, Inc. ........... 10,000 116,737
E.Sun Financial Holding Co. Ltd. ... 117,927 97,129
First Financial Holding Co. Ltd. ..... 101,720 94,100
MediaTek, Inc. ................ 6,000 132,029
Mega Financial Holding Co. Ltd. .... 53,000 67,962
Novatek Microelectronics Corp. .... 1,000 13,524
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 37,000 668,131
Teco Electric & Machinery Co. Ltd. .. 44,000 75,439
United Microelectronics Corp. ..... 17,000 25,546
Voltronic Power Technology Corp. ... 1,000 55,801
Wistron Corp. ................ 9,000 40,624
1,790,104
Thailand — 3.8%
Bangchak Corp. PCL, NVDR ...... 9,100 10,183
Bangkok Dusit Medical Services PCL,
NVDR ................... 108,700 91,447
Energy Absolute PCL, NVDR ...... 46,400 84,176
Home Product Center PCL, NVDR .. 194,300 80,667
PTT Exploration & Production PCL,
NVDR ................... 20,000 93,395
PTT PCL, NVDR .............. 57,900 59,246
419,114
Turkey — 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii
A/S, Class A ............... 7,649 25,564
Enerjisa Enerji A/S
(b)(c)
........... 19,315 36,401
Turkcell Iletisim Hizmetleri A/S, Class
A
(a)
..................... 4,090 7,846
69,811
United Arab Emirates — 0.4%
First Abu Dhabi Bank PJSC ....... 11,377 45,342
United States — 0.7%
Genpact Ltd. ................. 2,017 72,794
Total Common Stocks — 95.9%
(Cost: $10,412,857) .............................. 10,641,588

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 1.2%
Brazil — 1.2%
Cia Energetica de Minas Gerais .... 14,159 $ 37,238
Cia Energetica de Minas Gerais
(Preference) ............... 31,935 85,700
Cia Paranaense de Energia
(Preference) ............... 3,854 6,805
Petroleo Brasileiro SA (Preference) .. 1,450 9,543
139,286
Total Preferred Stocks — 1.2%
(Cost: $111,333) ................................ 139,286
Total Long-Term Investments — 97.1%
(Cost: $10,524,190) .............................. 10,780,874
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.6%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.16% ...... 285,400 $ 285,400
SL Liquidity Series, LLC, Money Market
Series, 5.42%
(h)
............. 2,845 2,845
Total Short-Term Securities — 2.6%
(Cost: $288,243) ................................ 288,245
Total Investments — 99.7%
(Cost: $10,812,433) .............................. 11,069,119
Other Assets Less Liabilities — 0.3% ................... 29,682
Net Assets — 100.0% .............................. $ 11,098,801
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 329,574 $ — $ (44,174)
(a)
$ — $ — $ 285,400 285,400 $ 3,764 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 3,625 — (779)
(a)
— (1) 2,845 2,845 74
(b)
—
$ — $ (1) $ 288,245 $ 3,838 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 7 09/15/23 $ 369 $ 13,977
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 553,485 $ — $ — $ 553,485
Chile ............................................... 22,344 — — 22,344
China ............................................... 95,841 3,516,582 2,844 3,615,267
Greece .............................................. — 79,637 — 79,637
Hungary ............................................. — 14,534 — 14,534
India ............................................... 167,774 1,204,975 — 1,372,749
Indonesia ............................................ 37,453 395,616 — 433,069
Malaysia ............................................. 63,650 155,638 — 219,288
Mexico .............................................. 13,276 — — 13,276
Poland .............................................. — 182,711 — 182,711
Qatar ............................................... — 58,462 — 58,462
Russia .............................................. — — 1 1
Saudi Arabia .......................................... — 433,627 — 433,627
South Africa ........................................... 6,610 174,278 — 180,888
South Korea .......................................... 67,405 997,680 — 1,065,085
Taiwan .............................................. — 1,790,104 — 1,790,104
Thailand ............................................. — 419,114 — 419,114
Turkey .............................................. — 69,811 — 69,811
United Arab Emirates .................................... — 45,342 — 45,342
United States .......................................... 72,794 — — 72,794

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Level 1 Level 2 Level 3 Total
Preferred Securities ....................................... $ 139,286 $ — $ — $ 139,286
Short-Term Securities
Money Market Funds ...................................... 285,400 — — 285,400
$ 1,525,318 $ 9,538,111 $ 2,845 $ 11,066,274
Investments Valued at NAV
(a)
...................................... 2,845
$ —
$ 11,069,119
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 13,977 $ — $ — $ 13,977
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)